Trade Receivables, Net - Schedule of Trade Receivables, Net (Details)	12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2026 USD ($)
Schedule of Trade Receivables Net [Abstract]
Trade receivables		RM 41,820,000
Balance		(94,000)
Reversal		94,000
Balance
Net balance		RM 41,820,000